Related party disclosures - Directors' Loan and Advances (Details) - Director - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Related party disclosures
Advances given	₨ 342	₨ 337
Repayment/settlement of advances	₨ 342	₨ 337